11 Intangible assets and goodwill	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Intangible assets and goodwill
11	Intangible assets and goodwill

	Goodwill	Licenses with indefinite useful life	Trademarks	Customer relationships	Software	Education content	Developed technology	Educational platform and software in progress	Total
Cost
As of January 1, 2018	-	-	-	-	6,633	-	-	-	6,633
Additions	-	-	-	-	1,301	-	-	1,752	3,053
Business combinations	169,535	445,616	-	63,303	354	-	-	-	678,808
As of December 31, 2018	169,535	445,616	-	63,303	8,288	-	-	1,752	688,494
Additions (i) (ii)	4,030	108,000	-	-	1,101	-	-	9,644	122,775
Business combinations	285,844	150,156	32,111	62,110	-	17,305	-	2,845	550,371
As of December 31, 2019	459,409	703,772	32,111	125,413	9,389	17,305	-	14,241	1,361,640
Additions	-	-	-	-	4,175	-	-	15,474	19,649
Disposals	-	-	-	-	(460)	-	-	-	(460)
Business combinations	351,247	747,498	42,903	158,126	3,117	-	355	484	1,303,730
As of December 31, 2020	810,656	1,451,270	75,014	283,539	16,221	17,305	355	30,199	2,684,559

Amortization
As of January 1, 2018	-	-	-	-	(1,904)	-	-	-	(1,904)
Amortization	-	-	-	(2,945)	(1,176)	-	-	-	(4,121)
As of December 31, 2018	-	-	-	(2,945)	(3,080)	-	-	-	(6,025)
Amortization	-	-	(1,150)	(34,927)	(1,456)	(4,876)	-	(868)	(43,277)
As of December 31, 2019	-	-	(1,150)	(37,872)	(4,536)	(4,876)	-	(868)	(49,302)
Amortization	-	-	(2,352)	(47,960)	(2,180)	(2,816)	(32)	(7,367)	(62,707)
Disposals	-	-	-	-	460	-	-	-	460
As of December 31, 2020	-	-	(3,502)	(85,832)	(6,256)	(7,692)	(32)	(8,235)	(111,549)

Net book value
As of December 31, 2020	810,656	1,451,270	71,512	197,707	9,965	9,613	323	21,964	2,573,010
As of December 31, 2019	459,409	703,772	30,961	87,541	4,853	12,429	-	13,373	1,312,338

(i) The amount of R$4,030 added to goodwill relates to adjustments during the measurement period of the business combination of IESP in respect to amounts to be included as part of the purchase price allocation at acquisition date mainly related to impairment of receivables.

(ii) On August 13, 2019, Afya Brazil entered into a purchase agreement with the shareholders of IPEC for the acquisition of 100% of IPEC. IPEC was a non-operational postsecondary education institution with governmental authorization to offer on-campus post-secondary undergraduate courses in medicine in the State of Pará, that commenced its operation in September 2019. Prior to the acquisition date, IPEC has no significant assets and liabilities. The purchase price of R$ 108,000 is comprised of: i) R$ 54,000 paid in cash on the acquisition date; ii) R$ 54,000 is payable in two equal instalments of R$ 27,000 payable annually from August 13, 2020 to August 13, 2021, and adjusted by the CDI rate. The instalment due in August 2020 was paid in the total amount of R$28,104.

Licenses with indefinite useful life include intangible assets acquired through business combinations. The licenses for medicine and other courses granted by the Ministry of Education (“MEC”) to the companies acquired have no expiration date and the Company has determined that these assets have indefinite useful lives.

For impairment testing goodwill and licenses with indefinite useful lives acquired through business combinations are allocated to CGUs.

The Company performed its annual impairment test on December 31, 2020 and 2019.

The Company tests at least annually the recoverability of the carrying amount of goodwill and licenses with indefinite useful lives for each CGU. The process of estimating these values involves the use of assumptions, judgments and estimates of future cash flows that represent the Company's best estimate.

There was no impairment for goodwill and licenses with indefinite useful lives as of December 31, 2020, 2019 and 2018.

The carrying amounts of goodwill and licenses with indefinite useful life by CGU and their value in use and the discount rates used for the impairment assessment as of December 31, 2020 and 2019 was:

	Carrying amount
CGU	Goodwill		Licenses with indefinite useful life		CGU

	2020	2019	2020	2019	2020	2019
IPTAN	17,446	17,446	57,214	57,214	126,397	110,224
IESVAP	27,956	27,956	81,366	81,366	112,898	119,129
CCSI	4,664	4,664	56,737	56,737	48,411	68,354
IESP	73,838	73,838	179,693	179,693	380,410	251,364
FADEP	49,661	49,661	70,606	70,606	160,787	133,996
Medcel and CBBW*	139,294	139,294	-	-	219,359	213,881
FASA	58,903	58,903	144,507	150,156	267,279	227,271
ESMC	-	-	5,649	-	7,230	-
IPEMED	87,647	87,647	-	-	119,227	106,924
IPEC	-	-	108,000	108,000	122,325	106,964
UniRedentor	77,662	-	121,477	-	253,370	-
UniSL	4,420	-	249,387	-	258,234	-
PEBMED	84,175	-	-	-	143,328	-
FESAR	71,664	-	141,616	-	263,914	-
FCMPB	110,483	-	235,018	-	380,682	-
Medphone	2,843	-	-	-	6,477	-

*CBBW as merged by Medcel on May 1, 2020.

The main assumptions used by the Company to determine the value in use of the CGUs were:

Student enrollment – refer to the number of students that are currently enrolled in each CGU.

Tuition fees – is the monthly fee charged to students.

Occupancy rate – the occupancy rate of the medical schools is the ratio of the number of students effectively enrolled divided by the regulatory capacity in a given period.

Regulatory capacity – the regulatory capacity is defined by the number of medical schools seats available per year awarded by MEC, multiplied by the number of years of operations since the seats were awarded.

Faculty – refer to the cost with faculty in the CGU, which means the amount paid to teachers and doctors.

Digital content platform users – refer to mobile app subscription and online courses for digital content users.

Discount rates: discount rates represent the current market assessment of the risks specific to the CGU being tested. The pre-tax discount rate applied to cash flow projections is 13.00% in 2020 (12.60% in 2019).

Significant estimate: impact of possible changes in key assumptions

An increase of 13 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2020, or a decrease of 50 basis points on estimated EBITDA would have not resulted in significant impacts on these financial statements.

Other intangible assets

Intangible assets, other than goodwill and licenses with indefinite useful lives, are valued separately for each acquisition and are amortized during each useful life. The useful lives and methods of amortization of other intangibles are reviewed at each financial year end and adjusted prospectively, if appropriate.

The estimated useful lives of intangible assets are as follows:

Customer relationships – medicine	6 years
Customer relationships – other courses	4.5 years
Software license	5 years
Education content	3 years
Trademarks	19 - 20 years
Developed technology	5 years

For the years ended December 31, 2020, 2019 and 2018, there were no indicatives that the Company’s intangible assets with finite useful lives might be impaired.